Fees Summary	Apr. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,910,000
Previously Paid Amount	0.00
Total Fee Amount	2,895.12
Total Offset Amount	0.00
Net Fee	2,895.12
Narrative - Max Aggregate Offering Price	$ 18,910,000
Final Prospectus	true